Putnam Investments
One Post Office Square
Boston, MA 02109
September 5, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:

Putnam Investment Funds, (the “Trust”), (File No. 33-56339) (811-07237) Post-Effective Amendment No.87, to Registration Statement on Form N-1A, on behalf of its Putnam Mid Cap Value Fund and Putnam Capital Opportunities Fund series, (the “Funds”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.87 to the Fund’s Registration Statement on Form N-1A would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2008.

Comments or questions concerning this certificate may be directed to Carlo N. Forcione at 1-800-225-2465, ext. 11224.

Very truly yours,
Putnam Investment Funds
By: /s/ Charles E. Porter
Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance liaison

cc: Ropes & Gray